Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000920547
Touchstone Active Bond Fund (Prospectus Summary) | Touchstone Active Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Active Bond Fund
Supplement Text	cik0000920547_SupplementTextBlock

February 19, 2015

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Active Bond Fund

Supplement to the Prospectus, Summary Prospectus and

Statement of Additional Information Dated April 30, 2014

Notice of Change to the Touchstone Active Bond Fund

At a meeting held on February 12, 2015, the Board of Trustees of Touchstone Variable Series Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Active Bond Fund (the “Fund”).  Effective March 1, 2015, the Fund will pay its investment advisor, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.40% of average daily net assets of the Fund up to $300 million, and 0.35% of average daily net assets of the Fund over $300 million.  The Fund's advisory fee is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	cik0000920547_SupplementClosingTextBlock	Please retain this Supplement for future reference.